RESTRICTED NET ASSETS (DETAILS) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
RESTRICTED NET ASSETS
Least Percentage of after Tax Profits that Appropriation to General Reserve Fund Must Be	10.00%
Least Percentage of Registered Capital that Reserve Fund Has Reached when Appropriation Is Not Required	50.00%
Amount of Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries	764.3	712.5